DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Total debt securities in issue	£ 87,397	£ 97,689
Before IFRS 9 impairment adjustments
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Medium-term notes issued	42,621	41,291
Covered bonds (note 29)	23,980	29,821
Certificates of deposit issued	7,998	10,598
Securitisation notes (note 29)	4,406	7,288
Commercial paper	8,392	8,691
Total debt securities in issue	£ 87,397	£ 97,689